Business Combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2020	Oct. 20, 2020
Business combination
Percentage of contingent redeemable non-controlling interest				36.63%
Developed technology
Business combination
Intangible assets							¥ 2,500
Leya
Business combination
Percentage of equity shares acquired						63.37%
Cash consideration				¥ 41,800
Leya | Developed technology
Business combination
Intangible assets						¥ 2,500
Wuhan Miracle
Business combination
Percentage of equity shares acquired	54.68%
Cash consideration	¥ 512,000	¥ 299,000
Contingent consideration at fair value	88,000
Percentage of equity shares acquired subsequently		31.92%	31.92%		31.92%
Total equity percentage acquired		91.77%	91.77%	87.60%	91.77%
Remaining payment for acquisition				¥ 0	¥ 136,000
Property and equipment, net	104,878
Inventories, net	99,681
Revenue of acquiree since the acquisition date included in the comprehensive income/(loss)			¥ 111,956
Net profit or loss of acquiree since the acquisition date included in the comprehensive income/(loss)			¥ 9,366
Wuhan Miracle | Supplier relationship
Business combination
Intangible assets	17,000
Wuhan Miracle | In-process research and development intangible assets
Business combination
Intangible assets	27,000
Wuhan Miracle | Developed technology
Business combination
Intangible assets	¥ 70,000
Wuhan Miracle | Founder of Wuhan Miracle
Business combination
Percentage of equity shares acquired	4.17%
Cash consideration	¥ 39,000
Wuhan Miracle | Shareholder A
Business combination
Percentage of equity shares acquired	1.00%
Cash consideration	¥ 9,000